Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss per Share

The Company calculates basic and diluted net loss per share using the weighted-average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	As of March 31,
	2016	2015
Stock options	4,495,704	242,893
Preferred stock	21,662,200	23,815,600
Unvested restricted stock	2,300,850	—
Warrants to purchase common stock	8,876,336	3,330,500
Total	37,335,090	27,388,993

The Company calculates basic and diluted net loss per share using the weighted average number of shares of common stock outstanding during the period.

When the Company is in a net loss position, it excludes from the calculation of diluted net loss per share all potentially dilutive stock options, preferred stock and warrants, and the diluted net loss per share is the same as the basic net loss per share for such periods. If the Company was to be in a net income position, the weighted average number of shares used to calculate the diluted net income per share would include the potential dilutive effect of in-the-money securities, as determined using the treasury stock method.

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	Years Ended December 31,
	2015	2014
Stock options	3,243,041	44,615
MabVax Series A redeemable convertible preferred stock	—	137,607
MabVax Series B redeemable convertible preferred stock	—	156,247
MabVax Series C-1 redeemable convertible preferred stock	—	412,444
Series B redeemable convertible preferred stock	—	102,895
Series A-1 preferred stock	—	742,658
Series C preferred stock	—	47,023
Series D preferred stock	19,149,100	—
Series E preferred stock	3,333,300	—
Unvested restricted stock	2,300,850	—
Warrants to purchase common stock	7,209,668	—
Total	35,235,959	1,643,489